Supplement dated November 20, 2017

to the Statement of Additional Information (“SAI”)

dated May 1, 2017 for the following Funds (“Funds”):

WANGER ADVISORS TRUST Wanger International Wanger USA Wanger Select

The SAI for the Funds is supplemented as follows:

Effective November 13, 2017, Richard Watson became a portfolio manager of Wanger USA. Effective December 29, 2017, Tae Han (Simon) Kim will become a portfolio manager of Wanger International.

1.	The table appearing in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Other Accounts Managed by the Portfolio Managers as of December 31, 2016 is amended as follows:

a)	Effective immediately, the following information is added to the table:

Portfolio Manager	Other SEC - registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Richard Watson(a)	2	$533,457,000	1	$19,600,000	5	$909,653

(a)	Mr. Watson’s data is presented as of September 30, 2017.

b)	Effective immediately, all information regarding William J. Doyle is deleted from the table.

c)	Effective December 29, 2017, the following information is added to the table:

Portfolio Manager	Other SEC - registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Tae Han (Simon) Kim(b)	—	—	—	—	7	$481,000

(b)	Mr. Kim’s data is presented as of September 30, 2017.

2.	Effective immediately, the sentence in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Other Accounts Managed by the Portfolio Managers for which the Advisory Fee is Based on Performance is deleted and replaced with the following sentence:

P. Zachary Egan and Richard Watson co-manage the Wanger Socially Responsive Fund, a private investment fund with total assets of approximately $19.6 million as of September 30, 2017.

3.	The table appearing in the section of the SAI entitled Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Portfolio Manager Ownership as of December 31, 2016 is amended as follows:

a)	Effective immediately, the following information is added to the table:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned(1)

Richard Watson(3)	Wanger USA	—

(3) Mr. Watson became a co-portfolio manager of Wanger USA effective November 13, 2017. Mr. Watson’s data is presented as of September 30, 2017.

b)	Effective immediately, all information regarding William J. Doyle is deleted from the table.

c)	Effective December 29, 2017, the following information regarding Tae Han (Simon) Kim is added to the table, and the information regarding Richard Watson is amended in the table as follows:

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned(1)

Tae Han (Simon) Kim(3)	Wanger International	—

Richard Watson(4)	Wanger USA	—

(3) Mr. Kim became a co-portfolio manager of Wanger International effective December 29, 2017. Mr. Kim’s data is presented as of September 30, 2017.

(4) Mr. Watson became a co-portfolio manager of Wanger USA effective November 13, 2017. Mr. Watson’s data is presented as of September 30, 2017.

Shareholders should retain this Supplement for future reference.

C-6520-10 A (11/17)